Earnings per Common Share (Parenthetical) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid in April for Additional Tier 1 Notes, before tax	€ 349	€ 330	€ 349	€ 330
Increase of adjusted weighted average shares after assumed conversion	€ 74	€ 68	€ 52	€ 49